OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of prepayments and other assets [Abstract]
Income taxes receivable and prepaid	$ 4,279	$ 2,647
Sales and other taxes receivable and credits	2,717	1,257
Prepaid expenses	6,697	5,260
Supplier rebates receivable	1,858	1,908
Other	637	249
Other current assets	$ 16,188	$ 11,321